91-1585

07052775

[Note: Form 19b-4(e) will not appear in the Code of Federal Regulations.]

SECURITIES AND EXCHANGE COMMISSION

For Internal Use Only See File No. 91 -	Submit 1 Original and 9 Copies	OMB Approval No.: 3235-0504 Expires: 07/31/2001 Estimated average burden hours per response: 2.00

APR 23 2007

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549 DIVISION OF MARKET REGULATION
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   New York Stock Exchange LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-End Management Investment Company
3. Class of New Derivative Securities Product:
   Investment Company Units (Exchange Traded Fund)
4. Name of Underlying Instrument:
   HealthShares™ Dermatology and Wound Care Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   HRW
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Euronext Brussels, SWX Elec (Switzerland), NYSE, Nasdaq, Xetra (Germany), London, Oslo
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trade settle on T+3/ Book-entry only held in DTC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

PROCESSED
MAY 08 2007
THOMSON
FINANCIAL

Title:
Assistant Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

Date: **April 20, 2007**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 23 2007

Mary Yeager
Assistant Secretary

NYSE

New York Stock Exchange LLC
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 2 3 2007
DIVISION OF MARKET REGULATION

April 20, 2007

Gail Jackson
Paralegal Specialist
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE
Room 6628
Washington, DC 20549

Re: Forms 19b-4(e) for HealthShares Exchange-Traded Fund

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, New York Stock Exchange LLC ("Exchange") encloses for filing one original and nine copies of a Form 19b-4(e) for

- HealthShares™ Dermatology and Wound Care Exchange-Traded Fund (Symbol: HRW)

This Fund began trading on the Exchange on a fully listed basis on April 18, 2007. The New York Stock Exchange's rules for listing and trading products of this nature are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

Mary Yeager

Mary Yeager
Assistant Secretary

Enclosure

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 2 3 2007

END